Lease (Tables)	12 Months Ended
Sep. 30, 2024
Lease [Abstract]
Schedule of ROU Assets and Liabilities	As of September 30, 2024 and 2023, the balances of ROU assets and liabilities, along with other information, are presented in the following table:
	September 30, 2024	September 30, 2023
Assets
Operating leases	$11,738	$141,772
Total right-of-use assets	$11,738	$141,772
	September 30, 2024	September 30, 2023
Liabilities
Operating leases	$(84,536)	$(116,895)
Lease liabilities-current	(84,536)	(104,000)
Lease liabilities-non current	-	(12,895)
Total lease liability	$(84,536)	$(116,895)